RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Previous Owners Of Edge View [Member]
Related Party Transaction [Line Items]
Due from related party	$ 4,979	$ 4,979
Chairman [Member]
Related Party Transaction [Line Items]
Short term debt	45,844	$ 120,997
Payment made to chairman	$ 75,153